Note 6 - Credit Assets, Net of Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	2025	2024

Receivable purchase program	$4,043,007	$3,307,328
Multi-family residential loans and other	1,007,232	910,314
	5,050,239	4,217,642

Allowance for credit losses	(7,279)	(3,303)
Accrued interest	23,418	21,777

Total credit assets, net of allowance for credit losses	$5,066,378	$4,236,116

Disclosure of loans by lending asset category [text block]
	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
Multi-family residential loans and other	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	1	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%
	As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	783	-	-	783
EL %	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$737,125	$173,121	$68	$910,314
ECL allowance	2,213	306	1	2,520
EL %	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	2,996	306	1	3,303
Total EL %	0.07%	0.16%	1.47%	0.08%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$7,279	$6,742	$7,198	$7,932
Provision (recovery) from reported ECL		(537)	(80)	653
Variance from reported ECL (%)		(7%)	(1%)	9%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2,403	72	2,172	4,648
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2,403	72	2,172	4,648
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,187	$72	$2,172	$5,431

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(760)	760	-	-
Transfer in (out) to Stage 2	508	(508)	-	-
Transfer in (out) to Stage 3	(2)	(170)	172	-
Net remeasurement of loss allowance	(526)	545	(170)	(152)
Credit asset originations	613	137	-	751
Derecognitions and maturities	(129)	(705)	-	(834)
Provision for (recovery of) credit losses	(295)	59	1	(235)
Write-offs	(442)	-	-	(442)
Recoveries	-	-	-	-
FX Impact	18	(12)	(0)	6
Balance at end of period	$1,493	$354	$2	$1,848

Total balance at end of period	$4,679	$426	$2,174	$7,279
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	751	(68)	-	683
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	683	-	-	683
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$783	$-	$-	$783

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	484	(484)	-	-
Transfer in (out) to Stage 2	(534)	534	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(556)	(235)	-	(791)
Credit asset originations	146	12	-	158
Derecognitions and maturities	(229)	(89)	-	(318)
Provision for (recovery of) credit losses	(690)	(262)	1	(951)
Write-offs	(4)	-	-	(4)
Recoveries	-	-	-	-
Acquired Credit Assets	1,032	-	-	-
FX Impact	30	-	-	1,032
Balance at end of period	$2,213	$306	$1	$2,520

Total balance at end of period	$2,996	$306	$-	$3,303

Disclosure for maturity analysis of loans, net of allowance [text block]
(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2025	2024
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total credit assets	$819,260	$86,239	$336,196	$417,528	$2,797,605	$593,411	$5,050,239	$4,217,642
Average effective yield	6.42%	5.86%	5.29%	5.74%	5.85%	6.38%	5.96%	6.56%